Personnel expenses - Defined benefit pension (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset)
Balance at beginning of the period	kr 80	kr 40	kr 38
Contributions by the employer	(7)	(7)	(7)
Pension Payments incl. special payroll tax / Benefits paid	(1)	(1)	(1)
Balance at end of the period	83	80	40
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset)
Balance at beginning of the period	253	263	254
Service cost	6	4	5
Interest cost / Expected return on plan assets	5	6	7
Pension Payments incl. special payroll tax / Benefits paid	(8)	(9)	(10)
Other	0	(59)
Actuarial (gains) and losses, effect due to changed financial assumptions	25	46	9
Actuarial (gains) and losses, effect due to experience based outcome	(9)	2	(2)
Balance at end of the period	272	253	263
Plan assets
Disclosure of net defined benefit liability (asset)
Balance at beginning of the period	(173)	(223)	(216)
Interest cost / Expected return on plan assets	(4)	(5)	(6)
Contributions by the employer	(7)	(7)	(7)
Pension Payments incl. special payroll tax / Benefits paid	7	8	8
Other	0	54
Return on plan assets excluding interest income	(12)	0	(2)
Balance at end of the period	(189)	(173)	kr (223)
Expected contribution from the employer	6	6
Expected compensation paid	kr 9	kr 8